Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2013
Offsetting of the transactions in the consolidated balance sheets

The following tables present information about offsetting of these transactions in the consolidated balance sheets, together with the extent to which master netting agreements entered into with counterparties and central clearing parties permit additional offsetting in the event of counterparty default.

	Billions of yen
	March 31, 2013
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥22,183	¥6,064	¥26,332	¥2,462
Less: Amounts offset in the consolidated balance sheets(2)	(13,888)	(256)	(13,888)	(256)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥8,295	¥5,808	¥12,444	¥2,206

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(6,588)	(3,889)	(10,201)	(1,935)
Cash collateral	(1)	—	0	—

Net amount	¥1,706	¥1,919	¥2,243	¥271

	Billions of yen
	September 30, 2013
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥23,803	¥6,399	¥28,325	¥2,558
Less: Amounts offset in the consolidated balance sheets(2)	(14,250)	(33)	(14,250)	(33)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥9,553	¥6,366	¥14,075	¥2,525

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(8,065)	(4,717)	(11,217)	(2,148)
Cash collateral	—	—	0	—

Net amount	¥1,488	¥1,649	¥2,858	¥377

(1)	Includes all recognized balances irrespective of whether they are transacted under legally enforceable master netting agreements. Amounts include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost.
(2)	Represents amounts offset through counterparty netting of repurchase agreements and reverse repurchase agreements under legally enforceable master netting and similar agreements in accordance with ASC 210-20. Amount offset include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost.
(3)	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
(4)	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura does not have a legal right of offset or has not yet determined with sufficient certainty whether the right of offset is legally enforceable are excluded.

Fair value of securities received as collateral available to sell or repledge

The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged are as follows.

	Billions of yen
	March 31, 2013	September 30, 2013
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥35,281	¥37,961
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	28,488	31,298

Assets owned, pledged as collateral

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets in the consolidated balance sheets. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the tables below.

	Millions of yen
	March 31, 2013	September 30, 2013
Trading assets:
Equities and convertible securities	¥86,108	¥144,165
Government and government agency securities	1,314,277	1,192,329
Bank and corporate debt securities	161,233	210,042
Commercial mortgage-backed securities (“CMBS”)	33,723	37,625
Residential mortgage-backed securities (“RMBS”)	1,674,898	1,593,777
Collateralized debt obligations (“CDO”) and other(1)	84,065	102,913
Investment trust funds and other	16,335	12,782
Deposits with stock exchanges and other segregated cash	4,110	4,165

Total	¥3,374,749	¥3,297,798

Non-trading debt securities	¥49,811	¥74,029
Investments in and advances to affiliated companies	¥37,636	¥36,367

(1)	Includes CLO and ABS (such as on credit card loans, auto loans and student loans).

Assets subject to lien

Assets subject to lien, except for those disclosed above, are as follows:

	Millions of yen
	March 31, 2013	September 30, 2013
Loans and receivables	¥706	¥667
Trading assets	1,208,753	1,230,145
Office buildings, land, equipment and facilities	955	950
Non-trading debt securities	315,781	360,570
Other	83	78

Total	¥1,526,278	¥1,592,410

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized borrowings of consolidated VIEs and trading balances of secured borrowings, and derivative transactions.